Income Taxes - Schedule of tax effects of temporary differences of the deferred tax assets and liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Oct. 03, 2020	Sep. 28, 2019
Income Tax Disclosure [Abstract]
Valuation allowance on deferred tax assets	$ 5,425	$ 16,798